SEGMENT INFORMATION	9 Months Ended
Sep. 30, 2018
Segment Reporting [Abstract]
SEGMENT INFORMATION
SEGMENT INFORMATION
The operating segments through which the Company manages its operations are based on the internal reporting used by the Company’s Chief Operating Decision Maker (“CODM”) to assess performance and make decisions about resource allocation. The segments are organized based on products and services provided by the Company.
CNH Industrial has the following five operating segments:
Agricultural Equipment designs, manufactures and distributes a full line of farm machinery and implements including two-wheel and four-wheel drive tractors, crawler tractors (Quadtrac®), combines, cotton pickers, grape and sugar cane harvesters, hay and forage equipment, planting and seeding equipment, soil preparation and cultivation implements and material handling equipment. Agricultural equipment is sold under the New Holland Agriculture and Case IH Agriculture brands, as well as the STEYR brand in Europe and the Miller brand, primarily in North America and Australia. Following the acquisition of the grass and soil implement business of Kongskilde Industries in February 2017, certain agricultural equipment products have been sold under the Kongskilde, Överum, and JF brands.
Construction Equipment designs, manufactures and distributes a full line of construction equipment including excavators, crawler dozers, graders, wheel loaders, backhoe loaders, skid steer loaders, compact track loaders and telehandlers. Construction equipment is sold under the CASE Construction and New Holland Construction Equipment brands.
Commercial Vehicles designs, manufactures and distributes a full range of light, medium and heavy vehicles for the transportation and distribution of goods under the IVECO brand, commuter buses and touring coaches under the IVECO BUS (previously Iveco Irisbus) and Heuliez Bus brands, quarry and mining equipment under the IVECO ASTRA brand, firefighting vehicles under the Magirus brand, and vehicles for civil defense and peace-keeping missions under the Iveco Defence Vehicles brand.
Powertrain designs, manufactures and distributes a range of engines, transmission systems and axles for on- and off-road applications as well as for marine and power generation under the FPT Industrial brand.
Financial Services offers a range of financial services to dealers and customers. Financial Services provides and administers retail financing to customers for the purchase or lease of new and used industrial equipment or vehicles and other equipment sold by CNH Industrial dealers. In addition, Financial Services provides wholesale financing to CNH Industrial dealers. Wholesale financing consists primarily of floor plan financing and allows the dealers to purchase and maintain a representative inventory of products.
Revenues for each reported segment are those directly generated by or attributable to the segment as a result of its usual business activities and include revenues from transactions with third parties as well as those deriving from transactions with other segments, recognized at normal market prices. Segment expenses represent expenses deriving from each segment’s business activities both with third parties and other operating segments or which may otherwise be directly attributable to it. Expenses deriving from business activities with other segments are recognized at normal market prices.
Historically and through 2017, the CODM assessed the performance of the operating segments on the basis of Operating Profit of Industrial Activities calculated using U.S. GAAP. In addition, for Financial Services, the CODM assessed the performance of the segment on the basis of net income prepared in accordance with U.S. GAAP. Furthermore, the CODM reviewed expenditures for long-lived assets while other operating segment asset information was not readily available.
Concurrently with the change in accounting standards, CNH Industrial reviewed the metrics on which the operating segments will be assessed. Effective January 1, 2018, the CODM began to assess segment performance and make decisions about resource allocation based upon Adjusted EBIT and Adjusted EBITDA. The Company believes Adjusted EBIT and Adjusted EBITDA more fully reflect segment and consolidated profitability. Adjusted EBIT is defined as net income/(loss) before income taxes, interest expenses of Industrial Activities, net, restructuring charges, the finance and non-service component of pension and other post-employment benefits costs, foreign exchange gains/(losses) and certain non-recurring items. Adjusted EBITDA is defined as Adjusted EBIT plus depreciation and amortization (including on assets under operating leases and assets sold under buy-back commitments). With reference to Financial Services, the CODM continues to assess the performance of the segment on the basis of net income prepared in accordance with U.S. GAAP.
The following tables summarize selected financial information by segment as well as the reconciliation from consolidated net income (loss) under U.S. GAAP to Adjusted EBIT and Adjusted EBITDA for the three and nine months ended September 30, 2018 and 2017.

	Three Months Ended September 30, 2018
	Agricultural Equipment	Construction Equipment	Commercial Vehicles	Powertrain	Unallocated items, eliminations and other	Total Industrial Activities	Financial Services	Eliminations	Total
	(in millions)
Revenues	$2,636	$726	$2,404	$972	$(493)	$6,245	$469	$(28)	$6,686
Net income(1)						139	92	—	231
Add back:
Income tax expense						100	31	—	131
Interest expense of Industrial Activities, net of interest income and eliminations						79	—	—	79
Foreign exchange losses, net						12	—	—	12
Finance and non-service component of Pension and OPEB costs(2)						(17)	—	—	(17)
Adjustments:
Restructuring expenses	3	—	5	—	—	8	—	—	8
Adjusted EBIT	$196	$26	$68	$82	$(51)	$321	$123	$—	$444
Depreciation and amortization	75	15	53	31	—	174	—	—	174
Depreciation of assets on operating lease and assets sold with buy-back commitment	1	—	95	—	—	96	59	—	155
Adjusted EBITDA	$272	$41	$216	$113	$(51)	$591	$182	$—	$773

(1)	For Industrial Activities, net income net of “Results from intersegment investments”.

(2)
This item includes the pre-tax gain of $30 million as a result of the amortization over approximately 4.5 years of the $527 million positive impact from the modification of certain healthcare benefits in the U.S.

	Nine Months Ended September 30, 2018
	Agricultural Equipment	Construction Equipment	Commercial Vehicles	Powertrain	Unallocated items, eliminations and other	Total Industrial Activities	Financial Services	Eliminations	Total
	(in millions)
Revenues	$8,527	$2,207	$7,788	$3,376	$(1,774)	$20,124	$1,469	$(89)	$21,504
Net income(1)						544	297	—	841
Add back:
Income tax expense						202	110	—	312
Interest expense of Industrial Activities, net of interest income and eliminations						260	—	—	260
Foreign exchange losses, net						134	—	—	134
Finance and non-service component of Pension and OPEB costs(2)						(3)	—	—	(3)
Adjustments:
Restructuring expenses	4	—	11	1	—	16	—	—	16
Adjusted EBIT	$778	$59	$209	$285	$(178)	$1,153	$407	$—	$1,560
Depreciation and amortization	229	46	161	98	1	535	3	—	538
Depreciation of assets on operating lease and assets sold with buy-back commitment	2	—	291	—	—	293	185	—	478
Adjusted EBITDA	$1,009	$105	$661	$383	$(177)	$1,981	$595	$—	$2,576

(1)	For Industrial Activities, net income net of “Results from intersegment investments”.

(2)
This item includes the pre-tax gain of $50 million as a result of the amortization over approximately 4.5 years of the $527 million positive impact from the modification of certain healthcare benefits in the U.S.

	Three Months Ended September 30, 2017
	Agricultural Equipment	Construction Equipment	Commercial Vehicles	Powertrain	Unallocated items, eliminations and other	Total Industrial Activities	Financial Services	Eliminations	Total
	(in millions)
Revenues	$2,547	$618	$2,573	$1,074	$(574)	$6,238	$478	$(27)	$6,689
Net income (loss)(1)						(26)	86	—	60
Add back:
Income tax expense						22	40	—	62
Interest expense of Industrial Activities, net of interest income and eliminations						144	—	—	144
Foreign exchange losses, net						41	—	—	41
Finance and non-service component of Pension and OPEB costs						24	—	—	24
Adjustments:
Restructuring expenses	2	—	51	—	—	53	—	—	53
Adjusted EBIT	$173	$2	$43	$88	$(48)	$258	$126	$—	$384
Depreciation and amortization	82	16	54	32	—	184	2	—	186
Depreciation of assets on operating lease and assets sold with buy-back commitment	—	—	80	—	—	80	70	—	150
Adjusted EBITDA	$255	$18	$177	$120	$(48)	$522	$198	$—	$720

(1)	For Industrial Activities, net income net of “Results from intersegment investments”.

	Nine Months Ended September 30, 2017
	Agricultural Equipment	Construction Equipment	Commercial Vehicles	Powertrain	Unallocated items, eliminations and other	Total Industrial Activities	Financial Services	Eliminations	Total
	(in millions)
Revenues	$7,553	$1,770	$7,296	$3,211	$(1,777)	$18,053	$1,492	$(68)	$19,477
Net income(1)						82	260	—	342
Add back:
Income tax expense						104	119	—	223
Interest expense of Industrial Activities, net of interest income and eliminations						368	—	—	368
Foreign exchange losses, net						97	—	—	97
Finance and non-service component of Pension and OPEB costs						69	—	—	69
Adjustments:
Restructuring expenses	12	4	58	1	—	75	2	—	77
Adjusted EBIT	$549	$(22)	$132	$259	$(123)	$795	$381	$—	$1,176
Depreciation and amortization	237	48	158	93	—	536	4	—	540
Depreciation of assets on operating lease and assets sold with buy-back commitment	—	—	232	—	—	232	198	—	430
Adjusted EBITDA	$786	$26	$522	$352	$(123)	$1,563	$583	$—	$2,146

(1)	For Industrial Activities, net income net of “Results from intersegment investments”.